INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS [Abstract]
Cash and due from banks	$ 51,069	$ 56,006
Accrued income and other assets	66,140	62,456
Total Assets	4,704,740	4,204,013
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debt	39,357	39,281
Subordinated debentures	39,592	39,524
Accrued expenses and other liabilities	80,208	68,319
Shareholders' equity	398,484	389,522	$ 350,169	$ 338,994
Total Liabilities and Shareholders' Equity	4,704,740	4,204,013
OPERATING INCOME [Abstract]
Interest income	138,080	139,829	148,928
OPERATING EXPENSES [Abstract]
Interest expense	8,315	16,217	26,347
Income tax benefit	14,418	13,329	11,325
Net Income	62,895	56,152	46,435
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Income	62,895	56,152	46,435
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES [Abstract]
Deferred income tax (benefit) expense	1,912	(2,130)	1,088
Share based compensation	1,947	1,980	1,854
(Increase) decrease in accrued income and other assets	(11,669)	(7,966)	(6,061)
Increase in accrued expenses and other liabilities	17,171	10,239	12,023
Total Adjustments	47,259	2,532	(11,943)
Net Cash From Operating Activities	110,154	58,684	34,492
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES [Abstract]
Maturity of interest bearing deposits - time	0	350	250
Net Cash Used in Investing Activities	(563,064)	(553,908)	(182,154)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES [Abstract]
Proceeds from issuance of subordinated debt, net of issuance costs	0	39,236	0
Dividends paid	(18,155)	(17,618)	(16,554)
Proceeds from issuance of common stock	61	15	284
Share based compensation withholding obligation	(691)	(755)	(882)
Repurchase of common stock	(17,269)	(14,231)	(26,284)
Net Cash From Financing Activities	443,678	548,625	142,722
Cash and Cash Equivalents at Beginning of Year	118,705
Cash and Cash Equivalents at End of Year	109,473	118,705
Parent Company [Member]
ASSETS [Abstract]
Cash and due from banks	6,093	10,466
Interest bearing deposits - time	40,000	40,000
Investment in subsidiaries	432,949	418,465
Accrued income and other assets	96	805
Total Assets	479,138	469,736
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debt	39,357	39,281
Subordinated debentures	39,592	39,524
Accrued expenses and other liabilities	844	684
Shareholders' equity	399,345	390,247
Total Liabilities and Shareholders' Equity	479,138	469,736
OPERATING INCOME [Abstract]
Dividends from subsidiary	32,000	24,000	29,000
Interest income	55	99	230
Other income	33	42	61
Total Operating Income	32,088	24,141	29,291
OPERATING EXPENSES [Abstract]
Interest expense	3,625	2,893	2,104
Administrative and other expenses	787	733	655
Total Operating Expenses	4,412	3,626	2,759
Income Before Income Tax	27,676	20,515	26,532
Income tax benefit	(1,048)	(937)	(423)
Income Before Equity in Undistributed Net Income of Subsidiaries	28,724	21,452	26,955
Equity in undistributed net income of subsidiaries	34,171	34,700	19,480
Net Income	62,895	56,152	46,435
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Income	62,895	56,152	46,435
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES [Abstract]
Deferred income tax (benefit) expense	(81)	(34)	1,503
Share based compensation	95	89	65
Accretion of discount on subordinated debt and debentures	144	113	68
(Increase) decrease in accrued income and other assets	788	(307)	891
Increase in accrued expenses and other liabilities	159	109	45
Equity in undistributed net income of subsidiaries	(34,171)	(34,700)	(19,480)
Total Adjustments	(33,066)	(34,730)	(16,908)
Net Cash From Operating Activities	29,829	21,422	29,527
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time	(160,000)	(85,000)	(20,000)
Maturity of interest bearing deposits - time	160,000	55,000	35,000
Net Cash Used in Investing Activities	0	(30,000)	15,000
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES [Abstract]
Proceeds from issuance of subordinated debt, net of issuance costs	0	39,236	0
Dividends paid	(18,155)	(17,618)	(16,554)
Proceeds from issuance of common stock	1,913	1,907	2,074
Share based compensation withholding obligation	(691)	(755)	(882)
Repurchase of common stock	(17,269)	(14,231)	(26,284)
Net Cash From Financing Activities	(34,202)	8,539	(41,646)
Net Increase (Decrease) in Cash and Cash Equivalents	(4,373)	(39)	2,881
Cash and Cash Equivalents at Beginning of Year	10,466	10,505	7,624
Cash and Cash Equivalents at End of Year	$ 6,093	$ 10,466	$ 10,505